Income Tax - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)	¥ 5,900		¥ 2,900	¥ 0
Tax effect of foreign tax rates	30
Provision For Tax	¥ 0		0	0
HONG KONG
Disclosure Of Income Tax [Line Items]
Tax rate effect of foreign tax rates	16.50%	16.50%
Accounting profit | $		$ 2.0
Applicable tax rate	8.25%	8.25%
Provision For Tax	¥ 0		¥ 0	¥ 0
UNITED STATES
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	30.00%	30.00%
UNITED STATES | Domestics Tax Jurisdiction [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	21.00%	21.00%
UNITED STATES | State and Local Tax Jurisdiction [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	8.84%	8.84%
PRC [Member]
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	10.00%	10.00%
Applicable tax rate	25.00%	25.00%
PRC [Member] | 2022 to 2024 [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	15.00%	15.00%	15.00%	15.00%
CHINA
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	10.00%	10.00%